Share-based awards (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Summary of stock option activity
The following table summarizes option activity for the nine months ended September 30, 2022:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2021	1,695,460	$104.79	5.39

Granted	108,643	$229.94
Exercised	(276,901)	$104.70
Canceled/expired	(56,143)	$141.35

Outstanding at September 30, 2022	1,471,059	$119.10	4.85

Exercisable at September 30, 2022	1,100,950	$101.29	4.31

Schedule of weighted average fair values and assumptions used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2022	September 30, 2021
Weighted average grant date fair value	$68.40	$49.15
Assumptions:
Expected volatility	31%	30%
Dividend yield	—%	—%
Risk-free interest rate	1.85%	0.78%
Expected life	5 years	5 years

Summary of RSU and PSU activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2022:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20

Granted	64,682	$214.25	291,043	$217.51
Shares vested	(45,567)	$140.18	(188,658)	$174.17
Forfeited	(14,542)	$182.33	(68,261)	$203.82

Outstanding at September 30, 2022	158,763	$189.13	606,909	$207.94

Schedule of non-cash stock compensation expense
Non-cash stock compensation expense for the nine months ended September 30, 2022 and September 30, 2021 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)
Direct costs	$6,285	$8,787	$17,117	$13,822
Selling, general and administrative	11,232	17,568	38,586	27,133
Transaction and integration-related expenses	—	73,836	0	73,836

	$17,517	$100,191	$55,703	$114,791